4. COMMON STOCK AND WARRANTS (Details) (USD $)	1 Months Ended					2 Months Ended							3 Months Ended							4 Months Ended	5 Months Ended			6 Months Ended	7 Months Ended		8 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended		15 Months Ended	16 Months Ended	19 Months Ended	20 Months Ended	23 Months Ended	80 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2007	Jun. 30, 2007	Mar. 31, 2013	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2011	Jun. 30, 2007	Dec. 31, 2013	Sep. 30, 2013	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Mar. 31, 2007	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2007	Jun. 30, 2012	Jun. 30, 2012	Jun. 30, 2008	Jun. 30, 2012	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2013	Jun. 30, 2012	Sep. 30, 2013	Jun. 30, 2013	Sep. 30, 2013	Jun. 30, 2013	Sep. 30, 2013	Sep. 30, 2013	Jun. 29, 2012	Jun. 28, 2012	Jun. 27, 2012	Mar. 30, 2012	Mar. 29, 2012	Mar. 26, 2012	Dec. 29, 2011	Dec. 28, 2011	Dec. 30, 2007	Jun. 29, 2007	Jun. 28, 2007	Jun. 27, 2007
Stockholders' Equity Note [Abstract]
Stock Issued During Period, Shares, Acquisitions (in Shares)						50,000	100,000		100,000					100,000	300,000		500,000												300,000			300,000	100,000	100,000	500,000	500,000
Sale of Stock, Price Per Share (in Dollars per share)	$ 0.10	$ 0.02	$ 0.02	$ 0.01		$ 0.10	$ 0.10	$ 0.10	$ 0.02	$ 0.02	$ 0.02		$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.02	$ 0.02	$ 0.01	$ 0.10	$ 0.02	$ 0.10		$ 0.10	$ 0.10		$ 0.10	$ 0.10	$ 0.02	$ 0.02	$ 0.10	$ 0.10	$ 0.02	$ 0.10	$ 0.02	$ 0.10	$ 0.10	$ 0.10	$ 0.02	$ 0.10	$ 0.05	$ 0.10	$ 0.02	$ 0.02	$ 0.02	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Stock Issued During Period, Value, Acquisitions (in Dollars)						$ 5,000			$ 2,000					$ 10,000	$ 30,000		$ 10,000				$ 5,000	$ 2,000		$ 10,000					$ 30,000	$ 30,000	$ 12,000	$ 30,000	$ 2,000	$ 2,000	$ 10,000	$ 10,000	$ 57,000
Stock Issued During Period, Shares, Issued for Cash (in Shares)		150,000	100,000	100,000	300,000			350,000				100,000				1,100,000		100,000	100,000
Stock Issued During Period, Value, Issued for Cash (in Dollars)		15,000	2,000	1,000	3,000			35,000		28,000	1,400,000	1,000				110,000		2,000	1,000	15,000			1,000		2,000	1,000	28,000	2,000		132,500
Stock Issued During Period, Shares, Issued for Services (in Shares)	200,000			300,000	350,000								200,000				176,000							560,000
Stock Issued During Period, Value, Issued for Services (in Dollars)													$ 100,000